Commitments and Contingencies (Details) - USD ($)				3 Months Ended	12 Months Ended
	Apr. 28, 2022	Jan. 03, 2022	Jul. 20, 2021	Mar. 31, 2023	Dec. 31, 2022
Agreement with ARC group
Commitments and Contingencies
Initial retainer fee		$ 25,000
Advisory fees amount		0		$ 0
Closing retainer fee at announcement of business combination in amount		175,000
Success fee		$ 1,000,000
Agreement with JVB
Commitments and Contingencies
Transaction fee in amount equal to in connection with successful business combination transaction	$ 1,500,000
Transaction equal to percentage of gross proceeds raised from investors	4.00%
Agreement for out-of-pocket expenses up to maximum amount	$ 100,000
Initial Public Offering
Commitments and Contingencies
Number of days to exercise over-allotment option			45 days
Underwriting cash discount per unit			$ 0.20		$ 0.20
Aggregate underwriter cash discount			$ 4,000,000		$ 4,000,000
Deferred fee per unit			$ 0.45		$ 0.45
Aggregate deferred underwriting fee payable			$ 9,000,000		$ 9,000,000
Over-allotment option
Commitments and Contingencies
Additional units available for underwriters to exercise under over-allotment option			3,000,000